SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
ACQUISITIONS
Accumulated deficit	$ (4,765)	$ (6,183)
Cost of goods sold	$ 10,498	$ 316	$ 5,867
Straight line basis	15 years
Price per share	$ (0.32)	$ (0.01)
Operating expenses	$ 2,589	$ 2,329